INCOME TAXES	12 Months Ended
Dec. 31, 2018
Disclosure of income taxes [Abstract]
INCOME TAXES
NOTE 10 -      INCOME TAXES

A.	Composition:

	Year ended December 31
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	10,069	3,918	4,067	2,686
Taxes in respect of prior years	160	141	-	43
	10,229	4,059	4,067	2,729

Deferred taxes	(2,379)	1,851	1,260	(635)

	7,850	5,910	5,327	2,094

B.	Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Income before Income taxes	32,817	30,933	16,179	8,756
Statutory tax rate	23%	24%	25%	23%
Tax computed by statutory tax rate	7,548	7,424	4,044	2,014

Tax increments (savings) due to:
Non-deductible expenses	4	51	70	1
Tax exempt Income	(163)	(343)	(33)	(43)
Profit or loss for tax for which deferred taxes were not provided	368	(1,196)	1,198	98
Changes in tax rates	-	-	88	-
Temporary differences for which deferred taxes were not provided	-	(132)	-	-
Previous year taxes	162	141	-	42
Other	(69)	(35)	(40)	(18)
	7,850	5,910	5,327	2,094

C.	Deferred Taxes:

	January		December	December
	1, 2018	Change	31, 2018	31, 2018
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(775)	2,776	2,001	534
Employees benefits	395	(59)	336	90
Allowance for doubtful accounts	548	(3)	545	145
	168	2,714	2,882	769
Carry forward tax losses	335	(335)	-	-
	503	2,379	2,882	769

	January		December	December
	1, 2017	Change	31, 2017	31, 2017
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	67	(842)	(775)	(207)
Employees benefits	352	43	395	105
Allowance for doubtful accounts	516	32	548	146
	935	(767)	168	44
Carry forward tax losses	1,419	(1,084)	335	89
	2,354	(1,851)	503	133

D.	Additional Information:

(1)	The tax rate applicable to the Company are as follows: in 2016 – 25%; 2017 – 24%; 2018 – 23%.

(2)
The Law for the Amendment to the Income Tax Ordinance (No. 216), 2016 was published in the official gazette in January 2016; the said law stipulated the reduction of the rate of corporate tax by 1.5% from 26.5% to 25% commencing tax year 2016.

(3)
The Economic Efficiency Law (Legislative Amendments for the Achievement of Budgetary Goals for 2017 and 2018), 2016, which was published in the official gazette in December 2016, stipulated that the corporate tax rate will be reduced by 1% in 2017 and by 2% as from 2018 and thereafter, such that the tax rate in 2017 will be 24% and as from 2018 the tax rate will be 23%, instead of 25% in 2016.

(4)	The Company and its subsidiaries have been issued with final tax assessments through tax year 2013.